UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment           [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON A FORM 13F FILED ON MAY
18, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON JUNE 30, 2001

Institutional Investment Manager Filing this Report:

Name:    UBS O'Connor LLC
Address: 141 West Jackson Boulevard
         Chicago, IL 606013

13F File Number:   028-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JAMES M. HNILO
Title: DIRECTOR OF COMPLIANCE
Phone: (312)554-5243
Signature, Place, and Date of Signing:

/s/ JAMES M. HNILO, CHICAGO, IL   July 6, 2001


Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  11
                                         --

Form 13F Information Table Value Total:  $576,466
                                          -------

List of Other Included Managers:  None


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
                                   TITLE OF                      Value     SHRS OR     SHR/   Put/    INVSTMT    VOTING ATHRTY
      NAME OF ISSUER                CLASS            CUSIP      (X1000)    PRN AMT     PRN    Call    DSCRETN         SOLE
      --------------                -----            -----      -------    -------     ---    ----    -------         ----
DIAMOND OFFSHORE DRILLING INC   DEBZEROCONV20      25271CAC6     19380    38000000     Shr            Defined       38000000

IMCLONE SYS INC                 SUBNTCV144A05      45245WAA7      822      973000      Shr            Defined        973000

IMCLONE SYS INC                 SUBNTCV5.5%05      45245WAD1     7605      9000000     Shr            Defined       9000000

STMICROELECTRONICS  N V         SUBLYONZERO09      861012AB8     23115    22226000     Shr            Defined       22226000

SUNRISE ASSISTED
LIVING INC                      SUBNTCV5.5%02      86768KACO     4575      5000000     Shr            Defined       5000000

AT&T CORP                            COM           001957109     20657     969800      Shr            Defined        969800

BANK UTD CORP LITIGANT           RTCONTINGENT       65416117      61       243500      Shr            Defined        243500

GLOBAL CROSSING LTD                  COM           G3921A100     1349      100000      Shr            Defined        100000

HONEYWELL INTL INC                   COM           438516106    249516     6115600     Shr            Defined       6115600

INTERMEDIA
COMMUNICATIONS INC                   COM           458801107     38255     2201719     Shr            Defined       2201719

QUAKER OATS CO                       COM           747402105    211131     2154400     Shr            Defined       2154400
